Leases (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$ 38
Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$ 76